Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	₨ 28,388.6	$ 410.5	₨ 49,388.8	₨ (50,933.2)
Available-for-sale investments reserve			1,422.1	1,062.8
Investments reserve	1,785.5	25.8
Hedging reserve	(60,668.2)	(877.2)	(39,224.0)	(206,143.3)
Cost of hedge reserve	(2,873.9)	(41.6)	(4,473.1)	(6,704.6)
Total	₨ (33,368.0)	$ (482.5)	₨ 7,113.8	₨ (262,718.3)